Average Annual Total Returns - Class K - BlackRock New York Municipal Opportunities Fund	Oct. 28, 2020
S&P® Municipal Bond Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	7.26%
5 Years	3.50%
10 Years	4.41%
S&P® New York Municipal Bond Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	6.99%
5 Years	3.37%
10 Years	4.18%
Class K
Average Annual Return:
1 Year	7.14%
5 Years	4.15%
10 Years	4.95%
Class K | Return After Taxes on Distributions
Average Annual Return:
1 Year	7.05%
5 Years	4.05%
10 Years	4.90%
Class K | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	5.33%
5 Years	3.88%
10 Years	4.69%